Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.38838%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,646,127.27

Principal:
Principal Collections	$16,923,727.20
Prepayments in Full	$9,298,370.51
Liquidation Proceeds	$563,444.73
Recoveries	$26,346.30
Sub Total	$26,811,888.74
Collections	$28,458,016.01

Purchase Amounts:
Purchase Amounts Related to Principal	$166,436.31
Purchase Amounts Related to Interest	$705.27
Sub Total	$167,141.58

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,625,157.59

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	17
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,625,157.59
Servicing Fee	$539,839.49	$539,839.49	$0.00	$0.00	$28,085,318.10
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,085,318.10
Interest - Class A-2a Notes	$84,129.61	$84,129.61	$0.00	$0.00	$28,001,188.49
Interest - Class A-2b Notes	$8,495.39	$8,495.39	$0.00	$0.00	$27,992,693.10
Interest - Class A-3 Notes	$643,094.83	$643,094.83	$0.00	$0.00	$27,349,598.27
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$27,153,560.94
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,153,560.94
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$27,090,400.94
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,090,400.94
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$27,045,121.94
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,045,121.94
Regular Principal Payment	$24,963,435.14	$24,963,435.14	$0.00	$0.00	$2,081,686.80
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,081,686.80
Residual Released to Depositor	$0.00	$2,081,686.80	$0.00	$0.00	$0.00
Total		$28,625,157.59

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,963,435.14
Total					$24,963,435.14

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$15,871,786.98	$72.14	$84,129.61	$0.38	$15,955,916.59	$72.52
Class A-2b Notes	$9,091,648.16	$72.14	$8,495.39	$0.07	$9,100,143.55	$72.21
Class A-3 Notes	$0.00	$0.00	$643,094.83	$1.86	$643,094.83	$1.86
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$24,963,435.14	$23.71	$1,040,196.16	$0.99	$26,003,631.30	$24.70

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$42,959,802.60	0.1952718	$27,088,015.62	0.1231273
Class A-2b Notes	$24,608,156.01	0.1952718	$15,516,507.85	0.1231273
Class A-3 Notes	$346,060,000.00	1.0000000	$346,060,000.00	1.0000000
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$571,287,958.61	0.5426677	$546,324,523.47	0.5189548

Pool Information
Weighted Average APR	3.067%	3.056%
Weighted Average Remaining Term	43.56	42.72
Number of Receivables Outstanding	28,915	28,264
Pool Balance	$647,807,388.15	$620,306,390.23
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$599,428,569.22	$574,052,619.11
Pool Factor	0.5672238	0.5431438

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$46,253,771.12
Targeted Overcollateralization Amount	$73,981,866.76
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$73,981,866.76

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		71	$549,019.17
(Recoveries)		30	$26,346.30
Net Loss for Current Collection Period			$522,672.87
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9682%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8853%
Second Prior Collection Period			0.5501%
Prior Collection Period			0.5063%
Current Collection Period			0.9892%
Four Month Average (Current and Prior Three Collection Periods)			0.7327%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,073	$4,590,455.66
(Cumulative Recoveries)			$374,355.17
Cumulative Net Loss for All Collection Periods			$4,216,100.49
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3692%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,278.15
Average Net Loss for Receivables that have experienced a Realized Loss			$3,929.26

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.83%	202	$5,165,008.54
61-90 Days Delinquent	0.15%	34	$914,440.60
91-120 Days Delinquent	0.03%	7	$186,147.95
Over 120 Days Delinquent	0.04%	10	$276,698.59
Total Delinquent Receivables	1.05%	253	$6,542,295.68

Repossession Inventory:
Repossessed in the Current Collection Period		21	$463,815.95
Total Repossessed Inventory		35	$932,870.79

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1821%
Prior Collection Period			0.1764%
Current Collection Period			0.1804%
Three Month Average			0.1797%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2220%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	17

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer